Derivative Instruments - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Notional amount	$ 9,974.6	$ 8,372.6
Fair Value, derivative asset	245.9	339.1
Fair Value, derivative liability	875.9	806.0
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amount	1,717.9	1,654.3
Fair Value, derivative asset	116.9	77.0
Fair Value, derivative liability	3.1	7.0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amount	8,256.7	6,718.3
Fair Value, derivative asset	129.0	262.1
Fair Value, derivative liability	872.8	799.0
Interest rate swaps | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amount	916.6	968.1
Fair Value, derivative asset	1.5	1.5
Fair Value, derivative liability	0.0	1.4
Foreign currency swaps | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amount	801.3	686.2
Fair Value, derivative asset	115.4	75.5
Fair Value, derivative liability	3.1	5.6
Index options | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amount	8,231.5	6,696.1
Fair Value, derivative asset	61.8	261.9
Fair Value, derivative liability	0.6	1.5
Embedded derivatives – Indexed products | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amount	0.0	0.0
Fair Value, derivative asset	0.0	0.0
Fair Value, derivative liability	871.5	797.5
Embedded derivative – Closed Block | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amount	0.0	0.0
Fair Value, derivative asset	67.0	0.0
Fair Value, derivative liability	0.0	0.0
Other derivatives | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amount	25.2	22.2
Fair Value, derivative asset	0.2	0.2
Fair Value, derivative liability	$ 0.7	$ 0.0